Average Annual Total Returns - FidelitySustainabilityBondIndexFund-PRO - FidelitySustainabilityBondIndexFund-PRO - Fidelity Sustainability Bond Index Fund	Oct. 30, 2023
Fidelity Sustainability Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	0.28%	[1]
Fidelity Sustainability Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.60%)
Since Inception	(0.64%)	[1]
Fidelity Sustainability Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.62%)
Since Inception	(0.13%)	[1]
IXYQV
Average Annual Return:
Past 1 year	(12.80%)
Since Inception	0.45%	[1]

[1]	AFrom June 19, 2018.